DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	$ 26.8	$ 25.1
Fair value of liability derivatives	195.5	36.2
Designated as Hedging Instruments | Cash Flow Hedges | Foreign Exchange Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	0.3	2.6
Designated as Hedging Instruments | Cash Flow Hedges | Foreign Exchange Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	3.7	0
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	3.3	3.3
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | LT other liabilities
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	139.3	4.6
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	21.7	18.5
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | LT other assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	0	6.4
Designated as Hedging Instruments | Net Investment Hedging | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	52.6	25.7
Designated as Hedging Instruments | Net Investment Hedging | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	1.4	0.2
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	64.9	73.9
Fair value of liability derivatives	16.8	55.3
Not Designated as Hedging Instrument | LT other liabilities
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	6.4	8.9
Not Designated as Hedging Instrument | LT other assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	0	0
Not Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	10.4	46.4
Not Designated as Hedging Instrument | Foreign Exchange Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	$ 64.9	$ 73.9